Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,483,876.00
Previously Paid Amount	2,362.85
Total Fee Amount	10,424.33
Total Offset Amount	0.00
Net Fee	$ 8,061.48
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A